Huber Large Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 99.77%	Value
	Aerospace & Defense - 2.58%
700	Northrop Grumman Corp.	$254,114

	Banking - 17.54%
11,000	Bank of America Corp.	421,960
7,000	Citigroup, Inc.	473,341
26,292	First Horizon Corp.	406,211
1,900	JPMorgan Chase & Co.	288,382
2,500	Truist Financial Corp.	136,075
		1,725,969
	Biotech & Pharma - 8.44%
400	AbbVie, Inc.	46,520
2,000	Eli Lilly & Co.	487,000
1,100	Merck & Co., Inc.	84,557
4,800	Pfizer, Inc.	205,488
533	Viatris, Inc.	7,499
		831,064
	Chemicals - 1.26%
1,400	Innospec, Inc.	123,830

	Consumer Services - 4.13%
7,100	Rent-A-Center, Inc.	406,262

	Electric Utilities - 3.26%
300	American Electric Power Co., Inc.	26,436
900	Entergy Corp.	92,628
1,000	Evergy, Inc.	65,220
1,600	Exelon Corp.	74,880
800	NextEra Energy, Inc.	62,320
		321,484
	Electrical Equipment - 1.07%
1,100	Carrier Global Corp.	60,775
300	TE Connectivity Ltd. - ADR	44,241
		105,016
	Entertainment Content - 1.92%
5,793	Lions Gate Entertainment Corp. - Class B (a) (b)	77,394
2,300	ViacomCBS, Inc. (b)	94,139
100	Walt Disney Co. (a)	17,602
		189,135
	Food - 1.28%
500	Lamb Weston Holdings, Inc.	33,385
1,300	Tyson Foods, Inc. - Class A	92,898
		126,283
	Health Care Facilities & Services - 0.84%
2,100	Select Medical Holdings Corp.	82,845

	Home Construction - 0.00%
5	Lennar Corp. - Class B	432

	Institutional Financial Services - 0.76%
200	Goldman Sachs Group, Inc.	74,976

	Insurance - 3.38%
14,573	CNO Financial Group, Inc.	332,847

	Internet Media & Services - 0.88%
400	VeriSign, Inc. (a)	86,548

	Leisure Products - 1.33%
10,000	JAKKS Pacific, Inc. (a)	131,200

	Oil & Gas Producers - 7.99%
4,700	BP plc - ADR	113,646
1,000	Chesapeake Energy Corp.	54,050
32,600	Golar LNG Ltd. - ADR (a)	363,816
6,300	Royal Dutch Shell plc - Class A - ADR	255,906
		787,418
	Retail - Consumer Staples - 2.17%
1,500	Wal-Mart Stores, Inc.	213,825

	Retail - Discretionary - 4.21%
4,100	Gap, Inc.	119,597
900	Home Depot, Inc.	295,371
		414,968
	Software - 8.31%
2,600	Microsoft Corp.	740,766
900	Oracle Corp.	78,426
		819,192
	Technology Hardware - 3.83%
13,025	Comtech Telecommunications Corp.	325,234
1,800	HP, Inc.	51,966
		377,200
	Technology Services - 16.59%
30,530	KBR, Inc.	1,181,511
750	Mastercard, Inc. - Class A	289,455
1,000	Science Applications International Corp.	87,300
300	Visa, Inc. - Class A	73,917
		1,632,183
	Telecommunications - 3.73%
13,093	AT&T, Inc.	367,259

	Tobacco & Cannabis - 4.27%
4,200	Philip Morris International, Inc.	420,378

	TOTAL COMMON STOCKS (Cost $6,224,115)	9,824,428

	MONEY MARKET FUNDS - 0.25%
12,444	First American Government Obligations Fund, Institutional Class, 0.03% (c)	12,444
12,489	First American Treasury Obligations Fund, Institutional Class, 0.01% (c)	12,489
	TOTAL MONEY MARKET FUNDS (Cost $24,933)	24,933

	Total Investments in Securities (Cost $6,249,048) - 100.02%	9,849,361
	Liabilities in Excess of Other Assets - (0.02)%	(2,021)
	NET ASSETS - 100.00%	$9,847,340

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2021.

Huber Large Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Huber Large Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$642,942	$-	$-	$642,942
Consumer Discretionary	952,862	-	-	952,862
Consumer Staples	760,486	-	-	760,486
Energy	787,418	-	-	787,418
Financials	2,133,792	-	-	2,133,792
Health Care	913,909	-	-	913,909
Industrials	359,130	-	-	359,130
Materials	123,830	-	-	123,830
Technology	2,828,575	-	-	2,828,575
Utilities	321,484	-	-	321,484
Total Common Stocks	9,824,428	-	-	9,824,428
Money Market Funds	24,933	-	-	24,933
Total Investments in Securities	$9,849,361	$-	$-	$9,849,361

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.